Note Receivables, Net (Tables)	12 Months Ended
Sep. 30, 2024
Note Receivables, Net [Abstract]
Schedule of Note Receivables, Net
	As of September 30,
	2024	2023
Loan receivables	953,795	3,803,866
Less: allowance for current expected credit losses	(200,096)	(48,072)
Total	$753,699	$3,755,794